LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2013
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
Schedule of land use right
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Land use right	—	51,678	8,537
Less: accumulated amortization	—	(948)	(157)

	—	50,730	8,380